DIRECT OPERATING COSTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Inventories recognized as expense during the period	$ 3,531	$ 6,146	$ 9,640	$ 10,751